Debt (Details 2) - USD ($)	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 14, 2015	Aug. 11, 2015	Aug. 07, 2015	Feb. 25, 2015	Jun. 22, 2012
Debt Instrument
Loss (gain) on the retirement of debt	$ 81,000,000	$ 0	$ 0
Available line of credit under revolving credit agreement	1,500,000,000.0					$ 1,500,000,000		$ 1,000,000,000
Line of credit facility, amount outstanding	$ 0
Other Debt Information
Debt, weighted average interest rate	4.38%
Debt, weighted average interest rate, excluding the impact of interest rate swaps		6.50%
Loans payable and current maturities of long-term debt	$ 987,000,000	$ 20,000,000
Maturities of Long-term Debt [Abstract]
Debt maturing in 2016	962,000,000
Debt maturing in 2017	0
Debt maturing in 2018	67,000,000
Debt maturing in 2019	0
Debt maturing in 2020	0
Debt maturing in years after 2020	2,101,000,000
5.125% public notes due 2045 [Domain]
Debt Instrument
Debt stated interest rate				5.125%
Debt Issuance Cost	8,000,000
Debt Instrument, Unamortized Discount				$ 4,000,000
3.9% public notes due 2026 [Domain]
Debt Instrument
Debt stated interest rate				3.90%
Proceeds from Issuance of Debt	1,477,000,000
Debt Issuance Cost	$ 6,000,000
Debt Instrument, Unamortized Discount				$ 5,000,000
6.0% public notes due 2013
Debt Instrument
Debt stated interest rate	6.00%	6.00%
4.125% public notes due 2014
Debt Instrument
Debt stated interest rate	4.125%	4.125%
3.375% public notes due 2015 (See Note 21)
Debt Instrument
Debt stated interest rate	3.375%	3.375%
3.75% public notes due 2018
Debt Instrument
Debt stated interest rate	3.75%	3.75%
8.5% public notes due 2019
Debt Instrument
Debt stated interest rate	8.50%	8.50%			8.50%
Repayments of Debt	$ 445,000,000
Loss (gain) on the retirement of debt	$ (81,000,000)
7.0% public notes due 2019(2) (See Note 21)
Debt Instrument
Debt stated interest rate	7.00%	7.00%
Other Debt Information
Loans payable and current maturities of long-term debt				242,000,000
6.875% public notes due 2021(2) (See Note 21)
Debt Instrument
Debt stated interest rate	6.875%	6.875%
Other Debt Information
Loans payable and current maturities of long-term debt				$ 462,000,000
4.625% public notes due 2023
Debt Instrument
Debt stated interest rate	4.625%	4.625%
Commercial Paper [Member]
Debt Instrument
Available line of credit under revolving credit agreement	$ 1,500,000,000
Line of credit facility, amount outstanding	0
1.375% public notes due 2015 [Domain]
Debt Instrument
Debt stated interest rate							1.375%
Proceeds from Issuance of Debt	563,000,000
Debt Issuance Cost	5,000,000
Debt Instrument, Unamortized Discount							$ 1,000,000
Tyco International Finance S.A.
Other Debt Information
Loans payable and current maturities of long-term debt	$ 967,000,000	$ 0
Tyco International Finance S.A. | 6.0% public notes due 2013
Debt Instrument
Debt stated interest rate		6.00%
Tyco International Finance S.A. | 4.125% public notes due 2014
Debt Instrument
Debt stated interest rate		4.125%
Tyco International Finance S.A. | 3.375% public notes due 2015 (See Note 21)
Debt Instrument
Debt stated interest rate		3.375%
Tyco International Finance S.A. | 3.75% public notes due 2018
Debt Instrument
Debt stated interest rate		3.75%
Tyco International Finance S.A. | 8.5% public notes due 2019
Debt Instrument
Debt stated interest rate		8.50%
Tyco International Finance S.A. | 7.0% public notes due 2019(2) (See Note 21)
Debt Instrument
Debt stated interest rate		7.00%
Tyco International Finance S.A. | 6.875% public notes due 2021(2) (See Note 21)
Debt Instrument
Debt stated interest rate		6.875%
Tyco International Finance S.A. | 4.625% public notes due 2023
Debt Instrument
Debt stated interest rate		4.625%